SHORT-TERM AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2021
Long-term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT	SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	June 30, 2021	December 31, 2020
Long-term debt:
5.75% senior unsecured convertible notes due 2021	146,919	212,230
4.875% senior unsecured convertible notes due 2023	137,900	139,900
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	—
NOK700 million senior unsecured floating rate bonds due 2023	81,238	81,572
NOK700 million senior unsecured floating rate bonds due 2024	80,657	80,989
NOK600 million senior unsecured floating rate bonds due 2025	62,669	62,927
Borrowings secured on Frontline shares	15,639	15,639
Total Fixed Rate and Foreign Debt	675,022	593,257
U.S. dollar denominated floating rate debt due through 2025	1,020,471	1,070,137
Total debt principal	1,695,493	1,663,394
Less: Unamortized debt issuance costs	(13,770)	(14,325)
Less: Current portion of long-term debt	(369,552)	(484,956)
Total long-term debt	1,312,171	1,164,113

Movements in the period:

(in thousands of $)	Fixed Rate and Foreign Debt	U.S. Dollar Floating Rate Debt	Total debt principal
Balance at December 31, 2020	593,257	1,070,137	1,663,394
Drawdowns	150,000	102,000	252,000
Repayments and redemptions	(67,311)	(151,666)	(218,977)
Effects of foreign exchange	(924)	—	(924)
Balance at June 30, 2021	675,022	1,020,471	1,695,493

Interest rate information:

	June 30, 2021	December 31, 2020
Weighted average interest rate*	2.85%	2.91%
US Dollar London Interbank Offered Rate ("LIBOR"), 3-Month, closing rate	0.15%	0.24%
Norwegian Interbank Offered Rate ("NIBOR"), 3-Month, closing rate	0.20%	0.49%
*The weighted average interest rate is for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) which takes into consideration the effect of related interest rate swaps.
New Facilities, Renewals and Redemptions

Fixed Rate and Foreign Debt

Redemptions between January 1, 2021 and June 30, 2021

Bond	In Millions of USD
4.875% senior unsecured convertible notes due 2023	2.0
5.75% senior unsecured convertible notes due 2021	65.3

During the six months ended June 30, 2021, the Company recorded a net loss of $0.7 million on the repurchase of fixed rate and foreign debt recorded in 'Gain or loss on repurchase of bonds'.

During the six months ended June 30, 2020, a net gain of $1.1 million was recorded in respect of the repurchases of NOK500 million of its NOK500 million senior unsecured floating rate bonds due 2020, NOK5 million of its NOK700 million senior unsecured floating rate bonds due 2024, NOK60 million of its NOK600 million senior unsecured floating rate bonds due 2025 and $6.4 million of its 4.875% senior unsecured convertible notes due 2023.

New Facilities

7.25% senior unsecured sustainability-linked bonds due 2026
In May 2021, the Company issued a senior unsecured sustainability-linked bond totaling $150 million in the Nordic credit market. The bonds bear quarterly interest at a fixed rate of 7.25% per annum and are redeemable in full on May 12, 2026. The net amount outstanding at June 30, 2021 was $150.0 million.

U.S. Dollar Floating Rate Debt

New facilities entered into between January 1, 2021 and June 30, 2021:

Name of facility	Draw down date	Number of wholly owned subsidiaries entering into the facility	Term	Balance outstanding at period end ($ millions)
$51 million term loan facility	Feb. 2021	one	4 years	49.9
$51 million term loan facility	Apr. 2021	one	4 years	51.0

The Company has provided limited corporate guarantees for the above facilities, which bear interest at LIBOR plus a margin.

Facilities redeemed between January 1, 2021 and June 30, 2021:

Name of facility	Original draw down date	Number of wholly owned subsidiaries that had entered into the facility	Original Term	Amount redeemed ($ millions)
$210 million secured term loan facility	Nov. 2015	three	5 years	99.5

Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As at June 30, 2021, the Company was in compliance with all of the covenants under its long-term debt facilities.
Borrowings secured on Frontline shares

As at June 30, 2021, the Company had a forward contract which expired in July of 2021, to repurchase 1.4 million shares of Frontline at a repurchase price of $16.3 million including accrued interest. The transaction has been accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability of $15.6 million recorded within debt at June 30, 2021 (December 31, 2020: $15.6 million). In July 2021, the forward contract to repurchase 1.4 million shares of Frontline, was rolled over to January 2022, at a repurchase price of $16.4 million. The Company is required to post collateral of 20% of the total repurchase price plus any negative mark to market movement from the repurchase price for the duration of the agreement. As at June 30, 2021, $5.9 million (December 31, 2020: $9.0 million) was held as collateral and recorded as restricted cash.